Loss and Loss Adjustment Expense Reserves - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Loss and Loss Adjustment Expense Reserves [Line Items]
Net incurred losses and LAE experienced favorable development	$ 0.3	$ 0.1